Summary of Significant Accounting Policies (Noncontrolling Interest & Share-based Compensation Expense & Net Income/(Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Apr. 17, 2020	Jan. 04, 2012	Dec. 31, 2020
Changyou 2014 and 2019 Share Incentive Plan [Member] | Stock Options [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued fixed price, initial	$ 5.39
Sohu (excluding Sohu Video) [Member] | Sohu 2018 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted			four equal installments
Award vesting period			4 years
Changyou [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of ordinary shares held	100.00%
Changyou [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of ordinary shares held	100.00%
Changyou [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices of option granted			$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Options exercises in Period, Fixed Price			5.39
Changyou [Member] | Class A Ordinary Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price			5.40
Changyou [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement per share weighted average price per share			$ 5.39
Changyou [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted			4,210,000
Changyou [Member] | Stock Options [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Voting power held by the Company	100.00%
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted			four equal installments
Award vesting period			4 years
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Stock Options [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted			four equal installments
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Fixed Price	$ 5.39
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Stock Options [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued fixed price, final	5.39
Cash Proceeds per Option granted	5.40
Exercise prices of option granted	0.01
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Fixed Price	5.39
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted			four equal installments
Award vesting period			4 years
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Stock Options [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued fixed price, initial	5.39
Accrued fixed price, final	5.39
Changyou [Member] | Changyou 2014 and 2019 Share Incentive Plan [Member] | Stock Options [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued fixed price, initial	5.39
Accrued fixed price, final	5.39
Share-based Compensation Arrangements by Share-based Payment Award, Options, Not Exercisable in Period, Conditionally Repurchased, Weighted Average Exercise Price	$ 5.39
Sohu Video [Member] | Video 2011 Share Incentive Plan [Member] | Stock Options [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted			four equal installments
Number of shares authorized for issuance		25,000,000
Percentage of outstanding ordinary shares on a fully-diluted basis		10.00%
Number of shares under contractually granted share options			16,368,200
Number of shares purchased on vested options			4,972,800
sohu_Changyou Com Limited[Member] | Changyou 2014 and 2019 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Commulative share based compensation expense			$ 15.7